NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
NET INCOME (LOSS) PER SHARE
Computation of basic and diluted net income (loss) per share

	Years ended December 31,
	2016	2017	2018
Numerator:
Net income (loss) attributable to ordinary shareholders of RYB Education, Inc. for computing basic and diluted net income (loss) per ordinary share	6,505	7,115	(1,789)
Denominator:
Weighted average ordinary shares outstanding used in computing basic net income (loss) per ordinary share	23,163,801	24,735,445	29,213,801
Effect of dilutive securities
Plus incremental weighted average ordinary shares from assumed conversions of options and nonvested shares using the treasury stock method	1,518,724	1,831,212	—
Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	24,682,525	26,566,657	29,213,801
Net income (loss) per ordinary share-basic	0.28	0.29	(0.06)
Net income (loss) per ordinary share-diluted	0.26	0.27	(0.06)

Summary of shares outstanding excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the periods presented

As of December 31,
2018
Options and nonvested shares	4,275,011